Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000032270
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Large Cap Growth Fund
Account Value	$ 39,104	$ 30,978	$ 22,176	$ 30,877	$ 24,021	$ 17,935	$ 13,504	$ 13,937	$ 10,902	$ 10,447	$ 10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Account Value	$ 47,152	$ 35,358	$ 24,782	$ 34,971	$ 27,408	$ 19,790	$ 14,510	$ 14,733	$ 11,314	$ 10,567	$ 10,000